Schedule of Accounts Receivable (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts due from related parties	$ 198.6	$ 159.5	$ 115.4
Amounts due from third parties	308.5	31.0	40.8
Total	$ 507.1	190.5	156.2
Trade Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts due from third parties		21.3	19.0
Total		180.8	134.4
Other Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts due from third parties		9.7	21.8
Total		$ 9.7	$ 21.8